Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 76,263	$ 81,756
Gross unrealized gains	823	698
Gross unrealized losses	(309)	(534)
Fair value	76,777	81,920
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,840	2,562
Gross unrealized gains	3	1
Gross unrealized losses	(45)	(22)
Fair value	2,798	2,541
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,821	3,237
Gross unrealized gains	10	27
Gross unrealized losses	(46)	(31)
Fair value	2,785	3,233
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	35,253	38,523
Gross unrealized gains	445	323
Gross unrealized losses	(175)	(322)
Fair value	35,523	38,524
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,260	7,336
Gross unrealized gains	11	11
Gross unrealized losses	(8)	(2)
Fair value	6,263	7,345
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,177	2,418
Gross unrealized gains	2	5
Gross unrealized losses	(18)	(53)
Fair value	2,161	2,370
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,885	7,504
Gross unrealized gains	1
Gross unrealized losses	(3)	(90)
Fair value	6,883	7,414
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	752	859
Gross unrealized gains	8	2
Gross unrealized losses	(1)	(7)
Fair value	759	854
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,998	19,041
Gross unrealized gains	90	76
Gross unrealized losses	(12)	(3)
Fair value	19,076	19,114
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	277	276
Gross unrealized gains	253	253
Gross unrealized losses	(1)	(4)
Fair value	$ 529	$ 525